Related Parties (Details) - Schedule of balances with the related parties - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Balances With The Related Parties Abstract
Employees and payroll accruals	$ 8	$ 11